Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Basis of Preparation [Abstract]
Schedule of subsidiaries
	Country of incorporation	Activity	Ownership
			2022	2021

International General Insurance Holdings Limited	United Arab Emirates	Reinsurance and insurance	100%	100%
Tiberius Acquisition Corporation*	United States of America	Special purpose acquisition company	100%	100%

The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited:

I.G.I Underwriting /Jordan “Exempted”	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%

The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd.:

Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
International General Insurance Company (Europe) SE	Malta	Reinsurance and insurance	100%	100%
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%
Branches:
International General Insurance Company Ltd. – Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

*	The dissolution of Tiberius Acquisition Corporation has been duly authorised by the board of directors and shareholder in accordance with the General Corporation Law of the State of Delaware on 28 December 2022. The dissolution became effective on 4 January 2023.

Schedule of Property, premises and equipment are stated at cost less accumulated depreciation and any impairment
Years
Office buildings	50
Aircraft	12.5
Office furniture	5
Computers	3
Equipment	4
Leasehold improvements	5
Vehicles	5
Right-of-use assets	2-7